Revenue from Contracts with Customers - Additional Information (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025 USD ($) OceanShips Vessel	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) Vessel OceanShips	Sep. 30, 2024 USD ($)
Revenue from Contracts with Customers [Line Items]
Revenue increased amount | $	$ 320,900		$ 792,900
Total revenue | $	$ 1,999,638	$ 1,678,737	$ 4,777,061	$ 3,984,153
Number of vessels			87
Additional number of ocean ships | OceanShips	2		2
Number of ocean ships | OceanShips			12
Additional River Vessels
Revenue from Contracts with Customers [Line Items]
Number of vessels	4		4
River Vessels
Revenue from Contracts with Customers [Line Items]
Number of vessels			14